Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Income (Loss) Before Income Tax
Income (loss) before income tax consisted of the following (in thousands):

	Year ended December 31,
	2022	2021	2020
US	$(310,483)	$97,918	$89,416
Korea	5,315	2,696	(14,199)

Total income (loss) before income taxes	$(305,168)	$100,614	$75,217

Summary of the Detail of Income Tax Expense for the Periods
The following table presents the detail of income tax expense for the periods presented (in thousands):

	Year ended December 31,
	2022	2021	2020
Current:
US	$11,571	$14,481	$15,244
Korea	2,222	2,049	1,928

Total current taxes:	$13,793	$16,530	$17,172

Deferred:
US	$(85,206)	$8,154	$5,105
Korea	223	(2,178)	(683)

Total deferred taxes	$(84,983)	$5,976	$4,422

Total income tax expense (benefit)	$(71,190)	$22,506	$21,594

Summary of Reconciliation of the Statutory Rate and Our Effective Tax Rate for the Periods
The following table presents a reconciliation of the statutory rate and our effective tax rate for the periods presented:

	Year ended December 31,
	2022	2021	2020
Statutory tax rate	20.0%	20.0%	20.0%
Foreign jurisdiction rate differential	3.7%	3.5%	3.8%
Non-deductible interest	0.0%	0.0%	1.5%
Withholding taxes	(0.6)%	2.0%	2.3%
Tax credits	1.0%	(4.2)%	(3.5)%
Valuation allowance	(0.6)%	1.6%	5.0%
Other	(0.1)%	(0.6)%	(0.5)%

Total tax rate	23.3%	22.3%	28.6%

Summary of Deferred Tax Assets and Liabilities as of the Dates	The following table presents the significant components of our deferred tax assets and liabilities as of the dates presented (in thousands):

	Year ended December 31,
	2022	2021
Deferred income tax assets:
Net operating loss carryforward	$5,934	$8,333
Tax credit carryforward	14,171	12,615
Accruals and reserves	35,589	1,584
Accrued interest	762	—
Intangibles	17,632	15,643
Goodwill	4,467	—
Lease liability	1,120	1,860

Deferred tax assets	$79,675	$40,035
Less: Valuation allowance	(18,893)	(18,112)

Net deferred tax assets	$60,782	$21,923
Deferred tax liabilities
Goodwill	$0	$(45,074)
Right-of-use-assets	(1,038)	(2,162)
Other	(454)	(379)

Deferred tax liabilities	$(1,492)	$(47,615)

Net deferred tax assets (liabilities)	$59,290	$(25,692)